Cover		3 Months Ended
	Apr. 30, 2020	Mar. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	INFINERA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33486
Entity Tax Identification Number	77-0560433
Entity Address, Address Line One	140 Caspian Court
Entity Address, City or Town	Sunnyvale,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	572-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001138639
Amendment Flag		false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INFN
Security Exchange Name	NASDAQ